DBX ETF Trust | 1
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 98.5%
Arizona — 3.5%
City of Mesa AZ Utility System
Revenue, Multiple Utility
Revenue,
Series A, 5.00%, 7/1/43
500,000 531,019
City of Phoenix Civic
Improvement Corp.,
Intergovernmental,
Series A, 5.00%, 7/1/45
705,000 767,211
Salt River Project Agricultural
Improvement & Power
District, Electric, Power &
Light Revenue,
Series A, 5.00%, 1/1/47
500,000 531,071
Series A, 3.00%, 1/1/49
65,000 51,261
Series B, 5.25%, 1/1/53
2,650,000 2,950,677
(Cost $4,894,927)
4,831,239
California — 15.5%
Bay Area Toll Authority, Highway
Revenue Tolls,
Sub-Series S-8, 3.00%, 4/1/54
535,000 421,427
Series F-1, 5.00%, 4/1/54
500,000 549,197
Series F-2, 2.60%, 4/1/56
160,000 109,831
California Enterprise
Development Authority
Series A, 5.25%, 11/1/49
500,000 567,262
Series A, 5.25%, 11/1/54
100,000 112,545
Series A, 5.50%, 11/1/59
550,000 630,522
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series A, 5.00%, 5/15/37
45,000 49,656
Series A, 5.00%, 5/15/38
300,000 330,054
5.00%, 5/15/39
40,000 43,813
5.00%, 5/15/40
55,000 60,024
Series D, AMT, 5.00%, 5/15/43
125,000 129,720
Series A, AMT, 4.00%,
5/15/44
400,000 387,440
Series F, AMT, 5.00%, 5/15/44
200,000 207,125
Series B, 5.00%, 5/15/45
260,000 285,206
Series C, AMT, 5.00%,
5/15/45
50,000 52,107
Series A, AMT, 5.00%,
5/15/46
600,000 629,518
Series B, 5.00%, 5/15/48
250,000 272,445
Series E, 5.00%, 5/15/48
20,000 21,231
Series F, AMT, 3.00%, 5/15/49
330,000 254,067
Series F, AMT, 4.00%, 5/15/49
200,000 192,013
Series D, AMT, 5.00%, 5/15/49
100,000 102,377
Series C, AMT, 4.00%,
5/15/50
500,000 479,532
Series A, AMT, 5.00%, 5/15/51
135,000 140,896
Principal
Amount $ Value $
City of Riverside CA Electric
Revenue, Electric, Power &
Light Revenue,
Series A, 5.00%, 10/1/49
150,000 168,116
City of Sacramento CA Transient
Occupancy Tax Revenue,
Hotel Occupancy Tax,
Series A, 5.00%, 6/1/48
25,000 25,844
City of San Francisco CA Public
Utilities Commission Water
Revenue, Water Revenue,
Series D, 3.00%, 11/1/50
340,000 276,565
Series C, 4.00%, 11/1/50
600,000 594,679
Los Angeles Department of
Water & Power Power System
Revenue, Electric, Power &
Light Revenue,
Series B, 5.00%, 7/1/40
260,000 286,953
Series D, 5.00%, 7/1/44
125,000 133,966
Series A, 5.00%, 7/1/45
60,000 63,705
Series C, 5.00%, 7/1/49
635,000 673,387
Los Angeles Department of
Water & Power Water System
Revenue, Water Revenue,
Series A, 5.00%, 7/1/41
270,000 296,370
Series A, 5.00%, 7/1/50
210,000 225,854
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series B, 5.00%, 7/1/45
45,000 48,774
Series B, 5.00%, 7/1/48
500,000 541,479
Series A, 5.00%, 7/1/51
1,000,000 1,084,460
Series B, 5.00%, 7/1/51
280,000 302,104
Metropolitan Water District of
Southern California, Water
Revenue,
Series C, 5.00%, 7/1/39
25,000 27,845
Series C, 5.00%, 7/1/40
100,000 110,930
Series A, 5.00%, 10/1/45
225,000 242,054
Riverside County Transportation
Commission, Highway
Revenue Tolls,
Series B-1, 4.00%, 6/1/46
10,000 9,884
Series B-1, 3.00%, 6/1/49
650,000 512,545
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
40,000 43,258
San Diego County Regional
Airport Authority, Private
Airport & Marina Revenue,
Series A, 5.00%, 7/1/49
200,000 211,818
Series B, AMT, 4.00%, 7/1/51
700,000 662,120
Series A, 5.00%, 7/1/51
500,000 539,090
Series B, AMT, 5.00%, 7/1/51
500,000 518,596
Series A, 5.00%, 7/1/56
1,300,000 1,393,537

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
San Francisco City & County
Airport Commission-San
Francisco International
Airport, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 5/1/44
810,000 836,565
Series D, 5.00%, 5/1/48
75,000 76,160
Series E, 5.00%, 5/1/48
25,000 26,159
Series D, AMT, 5.25%, 5/1/48
870,000 898,414
Series A, AMT, 4.00%, 5/1/49
990,000 949,043
Series A, AMT, 5.00%, 5/1/49
400,000 410,454
Series E, AMT, 5.00%, 5/1/50
370,000 379,346
San Francisco Municipal
Transportation Agency,
Transit Revenue,
Series C, 4.00%, 3/1/51
40,000 39,688
Series C, 5.00%, 3/1/51
500,000 525,623
Southern California Public Power
Authority, Intergovernmental,
5.00%, 7/1/53
1,400,000 1,559,290
Southern California Public
Power Authority, Natural Gas
Revenue,
Series A, 5.00%, 11/1/33
470,000 500,001
State of California Department
of Water Resources, Water
Revenue,
Series BB, 5.00%, 12/1/35
45,000 51,195
(Cost $22,920,125)
21,273,879
Colorado — 2.8%
Arkansas River Power Authority,
Electric, Power & Light
Revenue,
Series A, 5.00%, 10/1/43
215,000 219,705
City & County of Denver Co.
Airport System Revenue,
Private Airport & Marina
Revenue,
Sub-Series  A, AMT, 5.00%,
12/1/36
300,000 337,255
Series A, AMT, 4.00%, 12/1/43
650,000 623,224
Series A, AMT, 5.00%, 12/1/43
325,000 334,776
Series A, 5.00%, 11/15/47
100,000 104,943
Series A, AMT, 5.00%, 12/1/48
700,000 716,733
Sub-Series B, 5.00%, 12/1/48
40,000 41,600
Series D, 5.00%, 11/15/53
600,000 623,529
City & County of Denver
Co. Dedicated Excise Tax
Revenue, Hotel Occupancy
Tax,
Series A, 4.00%, 8/1/51
700,000 678,372
Principal
Amount $ Value $
City of Colorado Springs CO
Utilities System Revenue,
Multiple Utility Revenue,
Series B, 4.00%, 11/15/51
100,000 96,809
(Cost $4,028,004)
3,776,946
Connecticut — 0.3%
State of Connecticut Special
Tax Revenue, Fuel Sales Tax
Revenue,
5.00%, 5/1/37
100,000 109,830
5.00%, 5/1/38
100,000 109,486
5.00%, 5/1/40
120,000 130,228
(Cost $378,939)
349,544
Delaware — 0.2%
Delaware River & Bay Authority,
Highway Revenue Tolls,
4.00%, 1/1/44
(Cost $324,010)
330,000 330,634
District of Columbia — 3.8%
District of Columbia Water
& Sewer Authority, Water
Revenue,
Series B, 5.00%, 10/1/49
250,000 259,393
District of Columbia, Income Tax
Revenue,
Series C, 4.00%, 5/1/45
500,000 497,943
Series C, 5.00%, 5/1/45
170,000 181,134
Metropolitan Washington
Airports Authority Aviation
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 10/1/46
850,000 889,100
Series A, AMT, 5.00%, 10/1/48
175,000 179,038
Metropolitan Washington
Airports Authority Dulles
Toll Road Revenue, Highway
Revenue Tolls,
Series B, 4.00%, 10/1/44
1,000,000 966,924
Series B, 5.00%, 10/1/47
500,000 517,688
Series B, 4.00%, 10/1/49
300,000 283,500
Series B, 3.00%, 10/1/50
600,000 461,862
Series B, 4.00%, 10/1/53
200,000 189,949
Series B, 4.00%, 10/1/53
900,000 840,729
(Cost $5,838,399)
5,267,260
Florida — 11.6%
Broward County FL Water &
Sewer Utility Revenue, Water
Revenue,
Series A, 4.00%, 10/1/47
240,000 234,700
Central Florida Expressway
Authority, Highway Revenue
Tolls,
Series D, 5.00%, 7/1/35
40,000 45,041

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
City of Fort Lauderdale Fl Water
& Sewer Revenue, Water
Revenue,
Series B, 5.50%, 9/1/48
400,000 455,152
City of Gainesville FL Utilities
System Revenue, Multiple
Utility Revenue,
Series A, 5.00%, 10/1/44
380,000 398,198
Series A, 5.00%, 10/1/47
215,000 224,790
City of Tampa FL Water &
Wastewater System Revenue,
Water Revenue,
Series A, 5.00%, 10/1/54
1,000,000 1,072,791
Series A, 5.25%, 10/1/57
300,000 329,938
County of Broward FL Airport
System Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%,
10/1/44
100,000 95,133
Series A, AMT, 4.00%, 10/1/49
150,000 140,230
County of Broward FL Port
Facilities Revenue, Private
Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44
500,000 465,651
Series B, 4.00%, 9/1/49
55,000 50,689
County of Manatee FL Public
Utilities Revenue, Water
Revenue
4.00%, 10/1/48
550,000 541,079
County of Miami-Dade FL
Aviation Revenue, Private
Airport & Marina Revenue,
Series A, AMT, 4.00%,
10/1/44
400,000 380,531
Series A, AMT, 5.00%,
10/1/44
1,000,000 1,030,845
Series A, AMT, 5.00%, 10/1/49
380,000 388,479
County of Miami-Dade FL Transit
System, Sales Tax Revenue,
Series A, 4.00%, 7/1/49
500,000 480,932
Series A, 4.00%, 7/1/50
90,000 86,058
County of Miami-Dade FL Water
& Sewer System Revenue,
Water Revenue,
Series B, 4.00%, 10/1/44
475,000 468,636
4.00%, 10/1/46
255,000 249,762
4.00%, 10/1/48
450,000 442,701
4.00%, 10/1/48
400,000 388,148
Series B, 4.00%, 10/1/49
500,000 484,299
4.00%, 10/1/51
275,000 264,640
4.00%, 10/1/51
100,000 92,365
County of Miami-Dade Seaport
Department, Private Airport &
Marina Revenue,
Series A, 5.25%, 10/1/52
1,200,000 1,276,588
Principal
Amount $ Value $
County of Osceola Fl
Transportation Revenue,
Highway Revenue Tolls,
Series A-1, 4.00%, 10/1/54
400,000 373,360
Greater Orlando Aviation
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%,
10/1/44
165,000 171,309
Series A, AMT, 4.00%, 10/1/49
500,000 469,595
Series A, AMT, 4.00%, 10/1/52
300,000 277,840
Sub-Series A, AMT, 5.00%,
10/1/52
605,000 613,688
Series A, AMT, 3.25%, 10/1/54
250,000 195,665
Hillsborough County Aviation
Authority, Private Airport &
Marina Revenue,
Series F, 5.00%, 10/1/48
195,000 202,897
Series A, AMT, 4.00%, 10/1/52
500,000 470,698
JEA Water & Sewer System
Revenue, Water Revenue,
Series A, 5.25%, 10/1/49
1,250,000 1,380,674
Orlando Utilities Commission,
Water Revenue,
Series A, 5.00%, 10/1/48
200,000 217,874
State of Florida Department
of Transportation Turnpike
System Revenue, Highway
Revenue Tolls,
Series C, 3.00%, 7/1/46
200,000 164,427
Series B, 3.00%, 7/1/49
50,000 39,787
Series B, 4.00%, 7/1/51
500,000 491,760
Tampa Bay Water, Water
Revenue,
5.00%, 10/1/52
400,000 429,516
Tampa-Hillsborough County
Expressway Authority,
Highway Revenue Tolls,
Series B, 4.00%, 7/1/42
400,000 388,855
(Cost $16,970,486)
15,975,321
Georgia — 2.6%
City of Atlanta GA Department
of Aviation, Private Airport &
Marina Revenue,
Series B, AMT, 4.00%, 7/1/49
200,000 191,104
Development Authority of Burke
County, Electric, Power &
Light Revenue,
Series C, 4.125%, 11/1/45
25,000 23,924
Series D, 4.125%, 11/1/45
355,000 339,715
Georgia Ports Authority, Private
Airport & Marina Revenue,
4.00%, 7/1/51
765,000 744,906
4.00%, 7/1/52
320,000 310,876
5.25%, 7/1/52
200,000 219,979

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
Main Street Natural Gas, Inc.,
Natural Gas Revenue,
Series A, 5.00%, 5/15/43
30,000 31,042
Municipal Electric Authority of
Georgia, Nuclear Revenue,
Series A, 5.00%, 1/1/62
500,000 518,815
Series A, 4.50%, 7/1/63
400,000 402,522
Series A, 5.50%, 7/1/63
750,000 796,276
(Cost $3,593,756)
3,579,159
Hawaii — 0.4%
State of Hawaii Airports System
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/51
(Cost $533,654)
500,000 521,566
Illinois — 4.5%
Chicago O'Hare International
Airport, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/43
115,000 110,977
Series A, 4.50%, 1/1/48
570,000 572,305
Series A, 5.00%, 1/1/48
200,000 204,077
Series B, 4.00%, 1/1/53
130,000 126,264
Series A, AMT, 4.375%, 1/1/53
25,000 24,487
Series B, 5.00%, 1/1/53
500,000 516,577
Series A, AMT, 5.00%, 1/1/55
500,000 513,447
Chicago Transit Authority Sales
Tax Receipts Fund, Sales Tax
Revenue,
Series A, 5.00%, 12/1/52
160,000 168,666
Series A, 5.00%, 12/1/57
1,200,000 1,253,022
City of Chicago Il Wastewater
Transmission Revenue, Sewer
Revenue,
Series A, 5.25%, 1/1/48
85,000 92,311
City of Chicago IL Waterworks
Revenue, Water Revenue,
Series A, 5.50%, 11/1/62
200,000 220,642
Illinois State Toll Highway
Authority, Highway Revenue
Tolls,
Series A, 5.00%, 1/1/41
30,000 32,550
Series A, 4.00%, 1/1/44
700,000 691,596
Series A, 5.00%, 1/1/44
800,000 845,066
Series A, 5.00%, 1/1/45
775,000 820,966
(Cost $6,407,865)
6,192,953
Louisiana — 1.0%
East Baton Rouge Sewerage
Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45
245,000 244,097
Jefferson Sales Tax District,
Sales Tax Revenue,
Series B, 4.00%, 12/1/42
115,000 113,771
Principal
Amount $ Value $
Louisiana Stadium & Exposition
District, Hotel Occupancy Tax,
Series A, 5.00%, 7/1/48
450,000 488,025
Series A, 5.25%, 7/1/53
420,000 461,638
(Cost $1,333,912)
1,307,531
Maine — 0.0%
Maine Turnpike Authority,
Highway Revenue Tolls,
5.00%, 7/1/47
(Cost $44,187)
40,000 41,676
Maryland — 0.5%
Maryland State Transportation
Authority, Highway Revenue
Tolls,
4.00%, 7/1/50
(Cost $734,217)
650,000 633,262
Massachusetts — 1.7%
Commonwealth of
Massachusetts, Hotel
Occupancy Tax,
5.50%, 1/1/34
185,000 212,385
Massachusetts Bay
Transportation Authority
Sales Tax Revenue, Sales Tax
Revenue,
Series B-1, 5.00%, 7/1/50
35,000 36,389
Series A-1, 4.00%, 7/1/51
605,000 587,203
Massachusetts Port Authority,
Private Airport & Marina
Revenue,
Series C, AMT, 5.00%, 7/1/44
400,000 415,667
Series E, AMT, 5.00%, 7/1/46
500,000 524,704
Series E, AMT, 5.00%, 7/1/51
505,000 525,901
(Cost $2,479,072)
2,302,249
Michigan — 1.1%
Lansing Board of Water &
Light, Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/44
600,000 634,216
Series A, 5.00%, 7/1/48
90,000 94,709
State of Michigan Trunk Line
Revenue, Fuel Sales Tax
Revenue,
Series B, 4.00%, 11/15/45
800,000 786,827
(Cost $1,641,739)
1,515,752
Nevada — 0.7%
City of Reno NV, Sales Tax
Revenue,
Series A, 4.00%, 6/1/58
145,000 136,716
County of Clark NV, Fuel Sales
Tax Revenue,
4.00%, 7/1/40
500,000 509,529

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
Las Vegas Convention & Visitors
Authority, Hotel Occupancy
Tax,
Series B, 4.00%, 7/1/49
290,000 276,797
(Cost $922,509)
923,042
New Jersey — 1.2%
New Jersey Turnpike Authority,
Highway Revenue Tolls,
Series G, 4.00%, 1/1/43
250,000 250,244
Series A, 4.00%, 1/1/48
45,000 44,302
Series A, 5.00%, 1/1/48
740,000 775,883
Series B, 5.25%, 1/1/52
405,000 449,816
South Jersey Transportation
Authority, Highway Revenue
Tolls,
Series A, 4.625%, 11/1/47
100,000 102,364
(Cost $1,613,669)
1,622,609
New York — 23.8%
Battery Park City Authority,
Miscellaneous Revenue,
Series A, 5.00%, 11/1/53
225,000 247,291
Long Island Power Authority,
Electric, Power & Light
Revenue,
Series E, 5.00%, 9/1/48
350,000 383,280
Metropolitan Transportation
Authority, Transit Revenue,
Series D, 4.00%, 11/15/42
430,000 424,550
Series A, Sub-Series A-2,
5.00%, 11/15/44
100,000 105,295
Series E, 4.00%, 11/15/45
1,000,000 973,704
Series C-1, 4.75%, 11/15/45
500,000 512,869
Sub-Series A, 5.00%, 11/15/45
75,000 78,756
Series D, 4.00%, 11/15/46
790,000 764,467
Series D-2, 4.00%, 11/15/48
630,000 607,155
Series A-1-GROUP 1, 5.00%,
11/15/48
600,000 628,067
Series D-3, 4.00%, 11/15/49
140,000 134,402
Series A-1, 4.00%, 11/15/50
85,000 82,904
Series D-3, 4.00%, 11/15/50
250,000 239,412
Series C-1, 5.00%, 11/15/50
700,000 730,960
Series A-1, 4.00%, 11/15/52
550,000 523,852
Series B, 5.00%, 11/15/52
115,000 118,642
Series A-1-GROUP 2, 4.00%,
11/15/54
60,000 57,980
Series C-1, 5.25%, 11/15/55
500,000 525,818
New York City Municipal Water
Finance Authority, Water
Revenue,
Series AA, 5.00%, 6/15/40
95,000 102,602
4.00%, 6/15/42
400,000 401,017
Series AA-2, 4.00%, 6/15/42
100,000 100,230
Series BB2, 4.00%, 6/15/42
40,000 40,092
Series CC-2, 4.00%, 6/15/42
25,000 25,011
Principal
Amount $ Value $
Series BB-1, 5.00%, 6/15/44
140,000 152,695
Series BB-1, 4.00%, 6/15/45
255,000 255,219
Series GG-1, 5.00%, 6/15/48
210,000 223,130
Series BB-1, 4.00%, 6/15/49
200,000 195,705
Series CC-1, 4.00%, 6/15/49
200,000 195,705
Series FF-1, 4.00%, 6/15/49
15,000 14,678
Series BB-1, 5.00%, 6/15/49
270,000 286,122
Series DD-1, 5.00%, 6/15/49
400,000 417,618
Series DD-1, 5.25%, 6/15/49
70,000 73,771
Series BB-1, 4.00%, 6/15/50
285,000 279,977
Series GG-1, 4.00%, 6/15/50
305,000 299,625
Sub-Series DD-1, 4.00%,
6/15/50
600,000 589,426
Series AA-1, 5.00%, 6/15/50
140,000 149,116
Series AA-1, 3.00%, 6/15/51
300,000 235,799
Series CC-1, 5.00%, 6/15/51
250,000 267,327
Series CC-1, 5.00%, 6/15/52
400,000 429,278
Series AA-1, 5.25%, 6/15/52
280,000 308,522
Sub-Series AA-1, 5.25%,
6/15/53
200,000 222,270
Series BB, Sub-Series BB-1,
5.25%, 6/15/54
400,000 444,229
Series CC, Sub-Series CC-1,
5.25%, 6/15/54
900,000 1,003,949
New York Power Authority,
Electric, Power & Light
Revenue,
Series A, 4.00%, 11/15/45
35,000 34,876
Series A, 4.00%, 11/15/47
115,000 114,108
Series A, 4.00%, 11/15/50
180,000 176,678
Series A, 4.00%, 11/15/55
1,050,000 1,034,643
Series A, 3.25%, 11/15/60
1,150,000 892,055
Series A, 4.00%, 11/15/60
980,000 953,782
New York State Environmental
Facilities Corp., Water
Revenue,
Series A, 5.00%, 6/15/51
500,000 544,320
New York Transportation
Development Corp., Private
Airport & Marina Revenue,
5.00%, 6/30/49
450,000 468,901
6.00%, 6/30/54
1,000,000 1,093,188
5.125%, 6/30/60
2,100,000 2,188,407
5.375%, 6/30/60
1,500,000 1,565,274
5.50%, 6/30/60
1,300,000 1,385,637
Port Authority of New York &
New Jersey, Private Airport &
Marina Revenue,
Series 224, 4.00%, 7/15/51
15,000 14,872
Triborough Bridge & Tunnel
Authority Sales Tax Revenue,
Sales Tax Revenue,
Series A, 4.00%, 5/15/48
360,000 354,554
Series D-2, 5.50%, 5/15/52
650,000 724,575

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
Series A, 5.00%, 5/15/53
95,000 102,980
Series A, 4.00%, 5/15/57
1,000,000 972,707
Series A, 4.25%, 5/15/58
600,000 600,702
Series A, 4.50%, 5/15/63
450,000 457,985
Seies A-3, 5.25%, 5/15/64
150,000 163,065
Series A-2, 5.25%, 5/15/64
1,400,000 1,528,178
Triborough Bridge & Tunnel
Authority, Miscellaneous
Taxes,
Series C-1A, 4.00%, 5/15/46
600,000 594,668
Series C-3, 3.00%, 5/15/51
600,000 470,933
Series A-1, 5.00%, 5/15/51
2,000,000 2,131,245
Series C-1A, 5.00%, 5/15/51
225,000 240,723
(Cost $34,173,654)
32,661,573
North Carolina — 0.2%
County of Union NC Enterprise
System Revenue, Water
Revenue,
3.00%, 6/1/51
(Cost $241,524)
300,000 233,954
Ohio — 0.5%
Franklin County Convention
Facilities Authority, Industrial
Revenue,
5.00%, 12/1/51
100,000 100,160
Ohio Turnpike & Infrastructure
Commission, Highway
Revenue Tolls,
Series A, 4.00%, 2/15/46
10,000 9,929
Series A, 5.00%, 2/15/46
275,000 295,522
Ohio Water Development
Authority, Intergovernmental,
5.00%, 6/1/46
225,000 244,462
(Cost $712,394)
650,073
Oklahoma — 0.6%
Oklahoma City Water Utilities
Trust, Water Revenue,
5.25%, 7/1/64
500,000 550,646
Oklahoma Turnpike Authority
Highway Revenue Tolls,
5.50%, 1/1/53
300,000 330,981
(Cost $887,403)
881,627
Oregon — 0.7%
Port of Portland Or Airport
Revenue, Private Airport &
Marina Revenue,
Series 28, AMT, 5.00%, 7/1/52
100,000 104,174
Port of Portland OR Airport
Revenue, Private Airport &
Marina Revenue,
Series 25B, AMT, 5.00%,
7/1/44
315,000 325,108
Principal
Amount $ Value $
Series 28, AMT, 4.00%, 7/1/47
500,000 479,144
(Cost $917,337)
908,426
Pennsylvania — 5.6%
Allegheny County Airport
Authority, Private Airport &
Marina Revenue,
Series A, AMT, 4.00%, 1/1/46
700,000 672,703
Series A, AMT, 5.00%, 1/1/51
500,000 515,180
Series A, AMT, 4.00%, 1/1/56
500,000 462,701
Chester County Industrial
Development Authority,
Recreational Revenue,
4.00%, 12/1/51
245,000 232,186
City of Philadelphia PA Water &
Wastewater, Water Revenue,
Series A, 5.00%, 11/1/45
515,000 551,102
Series A, 5.00%, 10/1/48
35,000 36,469
Series A, 5.00%, 11/1/50
500,000 528,575
Pennsylvania Turnpike
Commission, Fran. Tax & Bus.
LIC Fees,
Series B, 5.00%, 12/1/43
115,000 120,831
Series A, 5.25%, 12/1/44
565,000 598,507
Series A, 5.00%, 12/1/48
480,000 501,025
Pennsylvania Turnpike
Commission, Highway
Revenue Tolls,
Series A, 5.00%, 12/1/44
230,000 242,273
Series A, 4.00%, 12/1/46
20,000 19,215
Series B, 4.00%, 12/1/46
390,000 374,695
Series C, 5.00%, 12/1/46
45,000 48,649
Series A, 5.00%, 12/1/47
55,000 59,002
Sub-Series A, 4.00%, 12/1/49
285,000 276,797
Series A, 5.00%, 12/1/49
15,000 15,813
Series A, 4.00%, 12/1/50
255,000 240,212
Series B, 5.00%, 12/1/50
1,705,000 1,809,084
Series A, 4.00%, 12/1/51
65,000 62,303
Series B, 4.00%, 12/1/51
300,000 281,229
Series B, 5.00%, 12/1/51
15,000 15,968
(Cost $8,318,761)
7,664,519
South Carolina — 0.9%
South Carolina Ports Authority,
Private Airport & Marina
Revenue,
Series B, 4.00%, 7/1/49
200,000 186,271
South Carolina Public Service
Authority, Electric, Power &
Light Revenue,
Series A, 4.00%, 12/1/42
475,000 467,004
Series A, 4.00%, 12/1/52
600,000 562,862
(Cost $1,256,395)
1,216,137

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
Tennessee — 2.2%
City of Clarksville Tn Water
Sewer & Gas Revenue, Water
Revenue,
Series A, 4.00%, 2/1/51
380,000 368,923
Metropolitan Government of
Nashville & Davidson County
TN Electric Revenue, Electric,
Power & Light Revenue,
Series A, 5.00%, 5/15/46
245,000 263,730
Metropolitan Nashville Airport
Authority, Private Airport &
Marina Revenue,
Series B, AMT, 5.25%, 7/1/47
400,000 426,704
Series B, AMT, 5.00%, 7/1/49
125,000 128,794
Series B, AMT, 4.00%, 7/1/54
550,000 509,059
Series A, 5.00%, 7/1/54
805,000 843,320
Series B, AMT, 5.00%, 7/1/54
500,000 512,581
(Cost $3,258,197)
3,053,111
Texas — 8.0%
Central Texas Regional Mobility
Authority, Highway Revenue
Tolls,
Series E, 5.00%, 1/1/45
100,000 104,943
Series B, 5.00%, 1/1/46
300,000 317,808
Series B, 4.00%, 1/1/51
50,000 47,775
City of Austin TX Electric Utility
Revenue, Electric, Power &
Light Revenue,
Series B, 5.00%, 11/15/44
125,000 132,171
Series B, 5.00%, 11/15/49
125,000 131,366
City of Austin TX Water &
Wastewater System Revenue,
Water Revenue,
Series C, 5.00%, 11/15/50
305,000 322,827
City of Corpus Christi TX Utility
System Revenue, Water
Revenue,
4.25%, 7/15/54
635,000 630,395
City of Dallas TX Waterworks
& Sewer System Revenue,
Water Revenue,
Series C, 4.00%, 10/1/49
110,000 106,380
City of Georgetown TX Utility
System Revenue, Multiple
Utility Revenue,
4.25%, 8/15/47
500,000 500,084
City of Houston TX Airport
System Revenue, Private
Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%,
7/1/46
575,000 542,891
City of Houston TX Combined
Utility System, Water
Revenue,
Series C, 4.00%, 11/15/43
165,000 163,304
Principal
Amount $ Value $
Series D, 5.00%, 11/15/43
30,000 31,422
Series C, 3.00%, 11/15/47
145,000 114,718
Series C, 4.00%, 11/15/49
55,000 52,924
City of Lubbock TX Electric Light
& Power System Revenue,
Electric, Power & Light
Revenue,
4.00%, 4/15/51
400,000 375,663
City of San Antonio TX Electric
& Gas Systems Revenue,
Electric, Power & Light
Revenue,
Series A, 5.00%, 2/1/46
260,000 276,573
County of Harris Tx Toll Road
Revenue, Highway Revenue
Tolls,
Series A, 5.25%, 8/15/49
500,000 558,156
Series A, 5.25%, 8/15/54
200,000 222,207
Dallas Fort Worth International
Airport, Private Airport &
Marina Revenue,
Series B, 4.00%, 11/1/45
105,000 102,639
Harris County Toll Road
Authority, Highway Revenue
Tolls,
Series A, 4.00%, 8/15/48
555,000 533,917
4.00%, 8/15/50
670,000 643,509
Harris County-Houston Sports
Authority, Hotel Occupancy
Tax,
Series A, 3.125%, 11/15/56
110,000 83,660
Lower Colorado River Authority,
Intergovernmental,
5.00%, 5/15/47
250,000 266,976
North Fort Bend Water
Authority, Water Revenue,
Series A, 4.00%, 12/15/58
200,000 188,834
North Texas Tollway Authority,
Highway Revenue Tolls,
Series A, 5.00%, 1/1/48
500,000 516,136
4.25%, 1/1/49
30,000 29,123
Series B, 3.00%, 1/1/51
250,000 189,529
Port Authority of Houston of
Harris County Texas, Private
Airport & Marina Revenue,
5.00%, 10/1/53
650,000 701,950
San Antonio Water System,
Water Revenue,
Series A, 5.00%, 5/15/46
325,000 347,488
Series A, 4.00%, 5/15/51
335,000 323,749
Texas Water Development
Board, Water Revenue,
4.00%, 10/15/45
320,000 316,083
4.00%, 4/15/51
525,000 503,710
4.80%, 10/15/52
400,000 422,149
Series A, 5.00%, 10/15/58
1,100,000 1,183,900

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
Principal
Amount $ Value $
West Harris County Regional
Water Authority, Water
Revenue,
3.00%, 12/15/58
85,000 60,636
(Cost $11,836,241)
11,045,595
Utah — 1.5%
City of Salt Lake City UT Airport
Revenue, Private Airport &
Marina Revenue,
Series A, AMT, 5.00%, 7/1/48
750,000 767,638
Series A, AMT, 5.25%, 7/1/48
225,000 232,496
Intermountain Power Agency,
Electric, Power & Light
Revenue,
Series A, 5.00%, 7/1/42
1,000,000 1,087,164
(Cost $2,111,762)
2,087,298
Virginia — 1.1%
Hampton Roads Transportation
Accountability Commission,
Appropriations,
Series A, 4.00%, 7/1/45
275,000 275,178
Series A, 5.00%, 7/1/50
40,000 42,702
Series A, 4.00%, 7/1/55
700,000 683,818
Series A, 5.00%, 7/1/60
500,000 528,583
(Cost $1,730,667)
1,530,281
Washington — 1.6%
Central Puget Sound Regional
Transit Authority, Sales Tax
Revenue,
Series S-1, 4.00%, 11/1/46
700,000 692,185
Principal
Amount $ Value $
County of King WA Sewer
Revenue, Sewer Revenue,
Series A, 4.00%, 1/1/52
500,000 493,412
Port of Seattle WA, Private
Airport  & Marina Revenue,
AMT, 5.00%, 4/1/44
500,000 513,429
Series B, AMT, 5.00%, 8/1/47
500,000 521,737
(Cost $2,376,872)
2,220,763
West Virginia — 0.2%
West Virginia Parkways
Authority, Highway Revenue
Tolls,
5.00%, 6/1/47
(Cost $305,085)
250,000 266,519
Wisconsin — 0.2%
Wisconsin Health & Educational
Facilities Authority, Electric,
Power  & Light Revenue,
5.00%, 4/1/44
(Cost $262,621)
245,000 251,659
TOTAL MUNICIPAL BONDS
(Cost $143,048,383)
135,116,157
TOTAL INVESTMENTS — 98.5%
(Cost $143,048,383)
135,116,157
Other assets and liabilities,
net — 1.5%
2,123,955
NET ASSETS — 100.0%
137,240,112
AMT: Alternative Minimum Tax
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 135,116,157 $ — $ 135,116,157
TOTAL
$ — $ 135,116,157 $ — $ 135,116,157
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Municipal Infrastructure Revenue Bond ETF
(Continued)
August 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
RVNU-PH1
R-089711-2 (5/25) DBX006037 (5/25)